Fair value measurements - Fair Value Measurements on a Non Recurring Basis (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Fair Value Measurements on a Non Recurring Basis
Impairment of indefinite-lived intangible asset excluding goodwill	$ (5.0)
Trade Names
Fair Value Measurements on a Non Recurring Basis
Impairment of indefinite-lived intangible asset excluding goodwill	(5.0)
Trade Names | Impairment of Intangible Assets
Fair Value Measurements on a Non Recurring Basis
Impairment of indefinite-lived intangible asset excluding goodwill	$ 5.0